S000001259 [Member] Investment Objectives and Goals - LIMITED TERM U.S. GOVERNMENT FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	LIMITED TERM U.S. GOVERNMENT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.